UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consonance Capital Management LP
Address: 888 Seventh Avenue, 43rd Floor
         New York, NY  10019

13F File Number:  028-14924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-660-8077

Signature, Place, and Date of Signing:

 /s/  Wendell Fowler     New York, NY     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $125,269 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100     3617   158485 SH       SOLE                   158485        0        0
BIOSCRIP INC                   COM              09069N108    11891  1600421 SH       SOLE                  1600421        0        0
CHINDEX INTERNATIONAL INC      COM              169467107     2098   214092 SH       SOLE                   214092        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103    12423   217117 SH       SOLE                   217117        0        0
JAZZ PHARMACEUTICALS PLC       SHS USD          G50871105    12369   274800 SH       SOLE                   274800        0        0
MEDICINES CO                   COM              584688105    16219   707000 SH       SOLE                   707000        0        0
MEDNAX INC                     COM              58502B106     8240   120218 SH       SOLE                   120218        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101    15972   300000 SH       SOLE                   300000        0        0
SAGENT PHARMACEUTICALS INC     COM              786692103     3791   209694 SH       SOLE                   209694        0        0
SANTARUS INC                   COM              802817304     3836   541029 SH       SOLE                   541029        0        0
SHANGPHARMA CORP               SPONSORED ADR    81943P104     3856   566218 SH       SOLE                   566218        0        0
SPECTRUM PHARMACEUTICALS INC   COM              84763A108     4439   285300 SH       SOLE                   285300        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    18759   379900 SH       SOLE                   379900        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102     7759   549500 SH       SOLE                   549500        0        0